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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07816

PCM Fund, Inc.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	December 31, 2009

Date of reporting period:	September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments

PCM Fund, Inc. Schedule of Investments

September 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—106.4%
	Banc of America Commercial Mortgage, Inc., CMO,
$2,000	5.414%, 9/10/47 (g)	Aaa/AAA	$1,824,590
2,000	5.493%, 3/11/41, VRN (a)(c)	NR/BBB+	1,049,937
700	6.29%, 6/11/35 (a)(c)	Ba1/BBB+	482,542
2,500	7.224%, 4/15/36, VRN (g)	A1/NR	2,198,769
2,800	8.271%, 11/15/31, VRN (g)	Aa1/AA+	2,789,827
2,000	Banc of America Large Loan, Inc., 0.993%, 8/15/29, CMO, FRN (a)(c)	Aaa/AA	1,264,502
1,000	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(c)(e)	Aaa/NR	608,765
	Bear Stearns Commercial Mortgage Securities, CMO,
1	5.06%, 11/15/16	Aaa/AAA	1,499
2,000	5.694%, 6/11/50, VRN (g)	NR/A+	1,770,315
2,000	5.908%, 6/11/40, VRN (g)	Aaa/NR	1,832,110
1,000	5.982%, 5/11/39, VRN (a)(c)	NR/BBB+	573,814
2,000	6.176%, 9/11/42, VRN (a)(c)	NR/BB+	614,521
1,332	6.50%, 2/15/32 (c)	NR/BB	773,257
1,258	6.625%, 10/15/32 (a)(c)	NR/B	182,393
1,500	Chase Commercial Mortgage Securities Corp., 6.887%, 10/15/32, CMO (a)(c)	NR/BB+	985,162
4,012	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.322%, 12/11/49, CMO	Aaa/A-	3,365,100
3,000	Commercial Capital Access One, Inc., 7.971%, 11/15/28, CMO, VRN (a)(c)	NR/NR	878,252
	Commercial Mortgage Pass Through Certificates, CMO,
2,000	5.961%, 6/10/46, VRN (g)	NR/AAA	1,917,928
1,500	6.586%, 7/16/34 (a)(c)(g)	Aaa/AAA	1,587,086
2,893	6.83%, 2/16/34, VRN (a)(c)(g)	Aaa/NR	2,943,882
1,500	6.938%, 7/16/34, VRN (a)(c)	Aa2/A+	993,188
	Credit Suisse Mortgage Capital Certificates, CMO,
5,000	5.467%, 9/15/39	Aaa/AAA	4,262,824
384	6.50%, 5/25/36	Caa2/CCC	199,574
	CS First Boston Mortgage Securities Corp., CMO,
22,815	0.470%, 12/15/35, IO, VRN (a)(c)(g)	NR/AAA	785,176
2,000	5.322%, 8/15/36, VRN (a)(c)	Ba1/BB+	583,191
2,600	5.745%, 12/15/36, VRN (a)(c)	NR/BBB+	1,404,340
3,000	6.574%, 12/15/35 (g)	Aaa/AAA	3,052,071
2,000	7.46%, 1/17/35, VRN (c)(g)	NR/NR	2,065,645
1,820	CVS Pass-Through Trust, 5.88%, 1/10/28 (g)	Baa2/BBB+	1,720,310
500	CW Capital Cobalt Ltd., 5.223%, 8/15/48, CMO	NR/AA-	401,094
4,365	FFCA Secured Lending Corp., 1.232%, 9/18/27, CMO, IO, VRN (a)(c)	NR/NR	59,672
2,000	First Union-Lehman Brothers-Bank of America, 6.778%, 11/18/35, CMO (g)	Aaa/AAA	2,116,907
1,000	First Union-National Bank-Bank of America Commercial Mortgage Trust,
	6.00%, 1/15/11, CMO (a)(c)	Ba3/NR	553,351
	GMAC Commercial Mortgage Securities, Inc., CMO,
1,500	4.690%, 5/15/30, VRN (a)(c)	NR/NR	684,631
2,000	6.50%, 5/15/35 (c)	NR/BBB	2,010,561
325	6.50%, 5/15/35	Aaa/AAA	324,911
1,500	8.323%, 9/15/35, VRN (a)(c)(g)	NR/NR	1,406,167
	Greenwich Capital Commercial Funding Corp., CMO,
1,500	5.419%, 1/5/36, VRN (a)(c)	A2/A+	916,895
2,000	5.444%, 3/10/39 (g)	Aaa/AAA	1,777,566
	GS Mortgage Securities Corp. II,
2,000	1.304%, 3/6/20, FRN (a)(c)	NR/BBB	1,483,257
5,750	5.56%, 11/10/39 (g)	Aaa/NR	5,068,482
2,000	5.74%, 11/10/39, VRN	Baa1/NR	309,680
3,480	7.644%, 8/5/18, VRN (a)(c)	Baa2/NR	2,617,102

PCM Fund, Inc. Schedule of Investments

September 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
$9,542	0.820%, 3/12/39, IO, VRN (a)(c)(g)	Aaa/NR	$317,750
1,120	6.006%, 6/15/49, VRN	Aaa/A-	982,064
2,000	6.162%, 5/12/34 (g)	Aaa/NR	2,109,858
	LB-UBS Commercial Mortgage Trust, CMO,
1,278	5.347%, 11/15/38 (g)	NR/AAA	1,184,466
1,500	5.683%, 7/15/35 (a)(c)	Ba1/BBB-	828,003
1,572	6.95%, 3/15/34, VRN (a)(c)	A1/A	1,323,571
2,000	7.29%, 9/15/34 (a)(c)(g)	A2/NR	1,854,436
2,000	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	6.156%, 8/12/17, CMO, VRN	NR/A	460,957
1,500	Merrill Lynch Mortgage Investors, Inc., 6.985%, 12/15/30, CMO, VRN	A3/AA+	1,426,905
	Morgan Stanley Capital I, CMO, VRN,
2,000	5.447%, 2/12/44 (g)	Aaa/AAA	1,713,945
315	5.692%, 4/15/49	Aaa/A-	258,540
2,707	Morgan Stanley Dean Witter Capital I, 6.66%, 2/15/33, CMO (g)	NR/AAA	2,801,395
120	Multi-Family Capital Access One, Inc., 8.820%, 1/15/24, CMO, VRN	NR/NR	118,898
1,993	Nationslink Funding Corp., 7.105%, 8/20/30, CMO, VRN (a)(c)(g)	NR/BBB+	2,065,492
1,000	Office Portfolio Trust, 6.778%, 2/3/16, CMO (a)(c)	Baa2/NR	804,188
2,744	RBSCF Trust, 6.068%, 2/17/51, CMO, VRN (a)(c)(e)	NR/NR	1,369,331
	RMF Commercial Mortgage Pass Through Certificates, CMO (a)(c),
268	7.471%, 1/15/19	NR/NR	181,836
265	9.350%, 1/15/19, VRN	NR/NR	71,673
3,000	TrizecHahn Office Properties, 7.604%, 5/15/16, CMO (a)(c)	Baa1/A	2,359,547
	Wachovia Bank Commercial Mortgage Trust, CMO,
43,481	0.508%, 10/15/41, IO, VRN (a)(c)(g)	Aaa/AAA	802,801
1,020	4.982%, 2/15/35 (a)(c)	NR/BBB	392,725
2,500	5.188%, 2/15/41, VRN (a)(c)	Baa2/BBB	756,480
1,000	5.509%, 4/15/47	Aaa/BBB+	770,820
1,500	5.534%, 1/15/41, VRN (a)(c)	Baa2/BBB	443,758

	Total Mortgage-Backed Securities (cost—$112,620,736)		87,840,285

CORPORATE BONDS & NOTES—30.5%
Airlines—0.9%
910	United Air Lines, Inc., 6.636%, 1/2/24	Ba1/BBB-	755,509

Automotive—0.8%
750	Tenneco, Inc., 8.625%, 11/15/14	Caa2/CCC	706,875

Financial Services—23.1%
1,000	American Express Bank, 0.376%, 5/29/12, FRN (g)	A2/A+	935,300
	American International Group, Inc. (g),
2,000	4.25%, 5/15/13	A3/A-	1,667,446
600	4.70%, 10/1/10	A3/A-	579,490
500	5.45%, 5/18/17	A3/A-	363,044
900	5.85%, 1/16/18	A3/A-	652,588
	Citigroup, Inc. (g),
1,000	0.42%, 3/16/12, FRN	A3/A	951,467
2,000	5.00%, 9/15/14	Baa1/A-	1,906,034
	Ford Motor Credit Co. LLC,
2,000	7.25%, 10/25/11	Caa1/CCC+	1,943,638
500	8.00%, 12/15/16	Caa1/CCC+	464,692
2,000	9.875%, 8/10/11	Caa1/CCC+	2,029,480
500	General Electric Capital Corp., 0.420%, 6/12/12, FRN	Aa2/AA+	473,068
2,200	International Lease Finance Corp., 4.95%, 2/1/11 (g)	Baa3/BBB+	2,015,086

PCM Fund, Inc. Schedule of Investments

September 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Financial Services (continued)
	Merrill Lynch & Co., Inc., FRN,
$500	0.683%, 11/1/11 (g)	A2/A	$484,931
1,000	0.969%, 1/15/15	A2/A	901,423
	Morgan Stanley, FRN (g),
1,000	0.838%, 1/9/14	A2/A	931,390
1,200	0.989%, 10/15/15	A2/A	1,099,255
	SLM Corp. (g),
1,000	0.734%, 10/25/11, FRN	Ba1/BBB-	838,805
1,000	8.45%, 6/15/18	Ba1/BBB-	798,920

			19,036,057

Industrial—1.0%
250	Dynegy Holdings, Inc., 7.125%, 5/15/18	B3/B	193,750
500	SemGroup L.P., 8.75%, 11/15/15 (a)(c)(d)	NR/NR	35,000
800	Verso Paper Holdings LLC, 9.125%, 8/1/14	B2/B-	596,000

			824,750

Insurance—2.2%
3,000	American International Group, Inc.,
	8.175%, 5/15/68, (converts to FRN on 5/15/38) (g)	Ba2/BBB	1,822,500

Oil & Gas—2.5%
2,000	Kinder Morgan Energy Partners L.P., 6.50%, 9/1/39 (g)	Baa2/BBB	2,041,292

	Total Corporate Bonds & Notes (cost—$23,482,547)		25,186,983

REAL ESTATE ASSET-BACKED SECURITIES—11.7%
777	American Home Mortgage Assets, 1.821%, 11/25/46, CMO, FRN	Caa1/BB-	314,173
299	Ameriquest Mortgage Securities, Inc., 5.871%, 2/25/33, FRN (d)	Ca/D	21,910
160	Asset Backed Securities Corp. Home Equity, 2.996%, 6/21/29, FRN	Caa1/NR	19,198
438	Banc of America Alternative Loan Trust, 6.25%, 1/25/37, CMO	Ca/NR	221,697
248	Banc of America Funding Corp., 5.835%, 3/20/36, CMO, FRN	B3/BB	162,944
962	Banc of America Mortgage Securities, Inc., 5.179%, 6/25/35, CMO, FRN	Ba3/NR	742,735
727	Bear Stearns Adjustable Rate Mortgage Trust,
	4.769%, 5/25/34, CMO, FRN (g)	A2/AAA	634,299
	Bear Stearns Alt-A Trust, CMO,
483	4.275%, 9/25/34, VRN	A2/AAA	330,183
347	5.487%, 7/25/35, FRN	Ba1/CCC	236,780
2,000	5.735%, 8/25/36, VRN	Caa3/AAA	762,601
389	5.884%, 5/25/36, VRN	Caa2/CCC	196,837
914	6.25%, 8/25/36, VRN	Caa2/CCC	434,445
350	Bear Stearns Asset Backed Securities Trust, 5.50%, 12/25/35, CMO	Caa1/CCC	265,775
122	CDC Mortgage Capital Trust, 5.346%, 3/25/33, FRN	C/D	1,687
414	Countrywide Alternative Loan Trust, 6.00%, 11/25/35, CMO	Caa2/CCC	313,250
479	Credit Suisse Mortgage Capital Certificates, 5.896%, 4/25/36, CMO	Caa1/CCC	323,968
228	CS First Boston Mortgage Securities Corp., 7.00%, 2/25/33, CMO	Aaa/AAA	227,618
149	EMC Mortgage Loan Trust, 0.896%, 2/25/41, FRN (a)(c)	NR/NR	117,387
421	First Horizon Alternative Mortgage Securities,
	5.389%, 8/25/35, CMO, FRN	B1/B-	103,372
212	First Horizon Asset Securities, Inc., 5.006%, 4/25/35, CMO	Aaa/AAA	202,627
303	GSAA Trust, 0.516%, 6/25/35, FRN	Aa3/AAA	181,778
786	JPMorgan Mortgage Trust, 4.066%, 7/25/35, CMO, FRN	B1/AAA	737,151
77	Keystone Owner Trust, 9.00%, 1/25/29 (a)(c)	Baa3/NR	71,706

PCM Fund, Inc. Schedule of Investments

September 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$794	Morgan Stanley Mortgage Loan Trust, 4.889%, 1/25/35, CMO, VRN	NR/A	$111,645
1,000	Oakwood Mortgage Investors, Inc., 6.89%, 11/15/32, VRN	C/CCC-	166,675
	Ocwen Residential MBS Corp., CMO, VRN (a)(c)(e),
338	6.879%, 6/25/39	NR/NR	6,998
2,705	7.00%, 10/25/40	B3/NR	308,232
817	Residential Accredit Loans, Inc., 6.00%, 8/25/35, CMO	NR/B-	601,275
780	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO	NR/CCC	589,618
341	Sequoia Mortgage Trust, 0.446%, 7/20/36, CMO, FRN	Ba3/AAA	242,983
68	Structured Asset Investment Loan Trust, 4.746%, 10/25/33, FRN	Caa2/CCC	3,948
432	TBW Mortgage Backed Pass Through Certificates, 6.00%, 7/25/36, CMO	NR/CCC	261,703
1,000	UCFC Manufactured Housing Contract, 7.90%, 1/15/28, VRN	Ca/NR	708,548

	Total Real Estate Asset-Backed Securities (cost—$11,366,510)		9,625,746

ASSET-BACKED SECURITIES—3.6%
2,706	American Airlines Pass Through Trust, 6.817%, 11/23/12	B2/BB-	2,489,520
547	Northwest Airlines, Inc., 1.175%, 5/20/14, FRN, MBIA (g)	Baa2/BB+	459,270

	Total Asset-Backed Securities (cost—$2,529,946)		2,948,790

MUNICIPAL BONDS & NOTES—2.8%
Arkansas—0.8%
880	Little Rock Municipal Property Owners Multipurpose Improvement Dist. No. 10, Special Tax, 7.20%, 3/1/32, Ser. B	NR/NR	653,189

Iowa—0.4%
345	Dickinson Cnty. Rev., Spirit Lake, 7.75%, 12/1/12, Ser. B	NR/NR	365,738

Virginia—0.7%
620	Lexington Industrial Dev. Auth. Rev., 8.00%, 1/1/15, Ser. C	NR/NR	579,043

West Virginia—0.9%
960	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BBB	760,617

	Total Municipal Bonds & Notes (cost—$2,737,334)		2,358,587

OTHER BONDS & NOTES—1.7%
1,425	Denver Arena Trust, 6.94%, 11/15/19 (a)(c)	NR/NR	1,282,147
1,856	First International Bank NA, 5.993%, 4/15/26, ABS, FRN (c)	C/NR	93,965
131	PPM America High Yield CBO Ltd., 2.11%, 6/1/11 (b)(e)	NR/NR	49,498

	Total Other Bonds & Notes (cost—$3,308,884)		1,425,610

U.S. GOVERNMENT AGENCY SECURITIES (f)—1.5%
Freddie Mac—1.4%
4	0.343%, 2/1/11, FRN	Aaa/AAA	3,997
268	0.350%, 4/1/11, FRN	Aaa/AAA	268,478
935	0.379%, 3/9/11, FRN	Aaa/AAA	936,801

			1,209,276

Federal Housing Administration—0.1%
51	8.36%, 1/1/12 (e)	NR/NR	51,300

	Total U.S. Government Agency Securities (cost—$1,261,915)		1,260,576

SHORT-TERM INVESTMENTS—4.0%
Corporate Notes—1.7%
Financial Services—1.7%

1,500	International Lease Finance Corp., 4.875%, 9/1/10 (g) (cost—$1,307,829)	Baa3/BBB+	1,406,836

PCM Fund, Inc. Schedule of Investments

September 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Mortgage-Backed Securities—1.2%
$1,600	Chase Commercial Mortgage Securities Corp.,
	6.65%, 7/15/32, CMO (a)(c) (cost—$1,648,467)	Ba2/NR	$1,020,366

U.S. Treasury Bills (f)—0.6%
470	0.26%, 2/25/10 (cost—$469,500)		469,756

Repurchase Agreements—0.5%
386	State Street Bank & Trust Co., dated 9/30/09, 0.01%, due 10/1/09, proceeds $386,000; collateralized by U.S. Treasury Bills, 0.051% due 12/10/09, valued at $394,961 including accrued interest (cost—$386,000)		386,000

	Total Short-Term Investments (cost—$3,811,796)		3,282,958

	Total Investments (cost—$161,119,668)—162.2%		133,929,535
	Liabilities in excess of other assets—(62.2)%		(51,353,016)

	Net Assets—100%		$82,576,519

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $39,071,253, representing 47.3% of net assets.

(b)	Illiquid.

(c)	144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.

(e)	Fair-Valued—Securities with an aggregate value of $2,394,124, representing 2.9% of net assets.

(f)	All or partial amount segregated as collateral for swaps.

(g)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

ABS—Asset-Backed Securities

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2009.

IO—Interest Only

MBIA—insured by Municipal Bond Investors Assurance

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2009.

Other Investments:

(A) Credit default swaps agreements:

Buy Protection swap agreements outstanding at September 30, 2009 (1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000) (4)	Credit Spread (3)	Termination Date	Payments Paid by Fund	Market Value (5)	Upfront Premiums Paid	Unrealized Depreciation
Morgan Stanley:
CIT Group	$1,400	30.01%	12/20/13	(5.00)%	$492,781	$630,000	$(137,219)

Sell Protection swap agreements outstanding at September 30, 2009 (2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000) (4)	Credit Spread (3)	Termination Date	Payments Received by Fund	Market Value (5)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Barclays Bank:
CIT Group	$3,000	27.11%	3/20/14	6.80%	$(939,021)	—	$(939,021)
BNP Paribas:
General Electric	1,000	2.02%	12/20/13	4.70%	104,727	—	104,727
Citigroup:
American Express	1,700	1.27%	12/20/13	4.25%	202,359	—	202,359
SLM	1,000	8.73%	12/20/13	5.00%	(114,970)	$(157,500)	42,530
Credit Suisse First Boston:
Home Equity Index	818	16.69%	7/25/45	0.18%	(175,520)	(36,802)	(138,718)
Deutsche Bank:
American International Group	2,000	8.11%	3/20/13	2.10%	(336,609)	—	(336,609)
CIT Group	1,000	27.48%	12/20/13	5.00%	(337,405)	(265,000)	(72,405)
General Electric	700	2.02%	12/20/13	4.70%	73,309	—	73,309
SLM	1,000	8.73%	12/20/13	5.00%	(114,970)	(122,500)	7,530
SLM	3,000	7.69%	3/20/19	5.35%	(349,222)	—	(349,222)
Merrill Lynch & Co.:
SLM	700	8.73%	12/20/13	5.00%	(80,479)	(98,000)	17,521

					$(2,067,801)	$(679,802)	$(1,387,999)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at September 30, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The Fund received $600,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(B) The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended September 30, 2009 was $51,289,529 at a weighted average interest rate of 1.41%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at September 30, 2009 was $67,085,960. Open reverse repurchase agreements at September 30, 2009 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays	0.75%	9/4/09	10/5/09	$11,229,313	$11,223,000
	1.25%	9/4/09	10/5/09	3,221,017	3,218,000
Bank of America	0.70%	9/18/09	10/19/09	2,123,537	2,123,000
	1.25%	9/18/09	10/19/09	655,296	655,000
Credit Suisse First Boston	0.75%	9/4/09	10/5/09	1,529,860	1,529,000
	0.75%	9/17/09	10/19/09	1,708,498	1,708,000
	1.50%	9/14/09	10/14/09	7,669,429	7,664,000
Greenwich Capital	1.25%	9/18/09	10/19/09	8,192,684	8,189,000
	1.50%	9/18/09	10/19/09	1,959,058	1,958,000
JPMorgan Chase & Co.	1.50%	9/11/09	10/9/09	3,512,925	3,510,000
	1.50%	9/17/09	10/19/09	2,246,309	2,245,000
Morgan Stanley	1.25%	9/18/09	10/19/09	6,437,905	6,435,000

					$50,457,000

The Fund received $280,000 in cash as collateral for reverse repurchase agreements. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

Fair Value Measurements–Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The valuation techniques used by the Fund to measure fair value during the nine months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and option adjusted spread pricing as fair-value techniques. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at September 30, 2009, in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/2009
Investments in Securities - Assets
Mortgaged-Backed Securities	—	$85,862,189	$1,978,096	$87,840,285
Corporate Bonds & Notes:
Airlines	—	—	755,509	755,509
All Other	—	24,431,474	—	24,431,474
Real Estate Asset-Backed Securities	—	9,310,516	315,230	9,625,746
Asset-Backed Securities	—	2,489,520	459,270	2,948,790
Municipal Bonds & Notes	—	2,358,587	—	2,358,587
Other Bonds & Notes	—	1,376,112	49,498	1,425,610
U.S. Government Agency Securities	—	1,209,276	51,300	1,260,576
Short-Term Investments	—	3,282,958	—	3,282,958

Total Investments in Securities - Assets	—	$130,320,632	$3,608,903	$133,929,535

Other Financial Instruments*	—	$(1,525,218)	—	$(1,525,218)

Total Investments in Securities	—	$128,795,414	$3,608,903	$132,404,317

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended September 30, 2009, were as follows:

	Beginning Balance 12/31/2008	Net Purchases(Sales) and Settlements	Accrued Discounts (Premiums)	Total Realized Gain(Loss)	Total Change in Unrealized Appreciation (Depreciation)	Transfers in and/or out of Level 3	Ending Balance 9/30/2009
Investments in Securities - Assets
Mortgaged-Backed Securities	—	$1,916,249	$8,019	—	$53,828	—	$1,978,096
Corporate Bonds & Notes:
Airlines	—	(41,207)	563,145	—	233,571	—	755,509
Real Estate Asset-Backed Securities	—	(1,157,270)	49,229	$752,605	(452,338)	$1,123,004	315,230
Asset-Backed Securities	—	429,704	5,962	2,159	21,445	—	459,270
Other Bonds & Notes	$84,541	(6,612)	5,494	1,274	(35,199)	—	49,498
U.S. Government Agency Securities	74,899	(22,702)	(133)	(178)	(586)	—	51,300

Total Investments in Securities - Assets	$159,440	$1,118,162	$631,716	$755,860	$(179,279)	$1,123,004	$3,608,903

Other Financial Instruments*	$1,024,699	$(1,024,699)	—	—	—	—	—

Total Investments in Securities	$1,184,139	$93,463	$631,716	$755,860	$(179,279)	$1,123,004	$3,608,903

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as swap agreements, which are valued at the unrealized appreciation (depreciation) on the instrument.

The net change in unrealized appreciation (depreciation) of Level 3 securities, which the Fund held at September 30, 2009 was $(179,279).

Financial Derivative Instruments- Disclosures about derivative instruments and hedging activities require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Fund may sometimes use derivatives for hedging purposes, the Fund reflects derivatives at fair value.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009. Derivative instruments are valued at the unrealized appreciation (depreciation) of the instrument:

Derivatives Fair Value
Credit contracts	$(1,525,218)

Item 2.	Controls and Procedures

(a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PCM Fund, Inc

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 20, 2009

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 20, 2009

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2009